10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 40	$ 181	$ 149
Other operating expenses	(86)	(200)	(103)
Provision for contingencies
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(28)	(35)	(20)
Decrease in property, plant and equipment
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(1)	(6)	(1)
Allowance for tax credits
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(4)	0	(1)
Tax on bank transactions
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(29)	(30)	(27)
Cost for services provided to third parties
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(2)	(2)	(2)
Compensation agreements
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	0	(2)
Donations and contributions
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(2)	(2)	(2)
Institutional promtion
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(2)	(3)	(3)
Extraordinary Canon
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	(3)	(14)
Contingent consideration
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	0	(8)
Onerous contract (Ship or pay)
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	(7)	(4)
Tax contingencies in Ecuador
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	0	(69)	0
Other
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(18)	(43)	(19)
Compensation for transaction agreement in Ecuador
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	99	0
Recovery of doubtful accounts
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	0	4
Insurance recovery
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	6	0	0
Surplus Gas Injection Compensation
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	23	101
Commissions on municipal tax collections
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	2	2	1
Services to third parties
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	13	13	8
Profit for property, plant and equipment sale
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	0	3	0
Dividends received
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	1	1	1
Reversal of contingencies and taxes payables
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	1	4	24
Other
DisclosureOfOtherOperatingIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 17	$ 36	$ 10